Product Returns Liability	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
PRODUCT RETURNS LIABILITY

NOTE 10 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in “Accrued expenses and other current liabilities.” This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from ongoing customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. During the Successor year ended December 31, 2012, product returns reserves of $3.0 million related to a former customer were no longer needed, increasing net sales on the consolidated statements of comprehensive income (loss). In addition, during the Successor year ended December 31, 2012, product returns reserves of $1.9 million related to a current customer were reduced due to a contractual change, increasing net sales on the consolidated statements of comprehensive income (loss).

Holdings’ management routinely monitors returns data and adjusts estimates based on this data.

The fair value of the product returns liability assumed in the UCI Acquisition was unchanged from the historical carrying value. Changes in Holdings’ product returns accrual were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$55.6	$—	$53.7	$42.1
Addition due to UCI Acquisition	—	54.6	—	—
Cost of unsalvageable parts	(44.9)	(51.3)	(4.0)	(52.0)
Reduction to sales, net of salvage	35.3	52.3	4.9	63.6

End of period	$46.0	$55.6	$54.6	$53.7